Sage Ranch (Narrative) (Details)			1 Months Ended		12 Months Ended
	Aug. 10, 2020	Oct. 06, 2018 CAD ($) Share	Jun. 22, 2023 CAD ($)	Sep. 27, 2011 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) shares	Feb. 17, 2022 shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued | shares									25,800,000
Tehachapi Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense
Debt settlement agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Debt settled amount								$ 1,000,000
Number of shares issued | shares								925,926
Description of unit issued					Each warrant is exercisable to acquire one common share at an exercise price of $1.46 for a period of three years from the date of this news release
Debt settlement agreement [Member] | Warrant reserve [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Strike price of warrants exercisable | $ / shares							$ 1.46
Option agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of water rights					$ 3,400,000	$ 1,376,556
Amount paid for water rights					$ 29,565.22	$ 29,260
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts payable, related party			$ 5,591,588
Monthly installments payable			116,491
Present value of future payments			$ 3,811,504
Future payments discount rate			13.43%
Accretion amount accrued			$ 185,587
Number of shares issued | shares								2,197,802
Captiva [Member] | Sale agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest		50.00%
Cash		$ 112,500
Number of common shares received | Share		10,687,500
Fair value		$ 1,068,750
Total consideration		$ 1,181,250
Captiva [Member] | Option and joint venture agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest	50.00%
Net profits interest	50.00%